Expense Example {- Fidelity Freedom Blend 2035 Fund} - 03.31 Fidelity Freedom Blend Funds - Class K Combo Pro-06 - Fidelity Freedom Blend 2035 Fund - Fidelity Freedom Blend 2035 Fund- Class K	Aug. 03, 2022 USD ($)
Expense Example:
1 year	$ 39
3 years	122
5 years	213
10 years	$ 480